Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

March 31, 2016

Dates Covered
Collections Period	03/01/16 - 03/31/16
Interest Accrual Period	03/15/16 - 04/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/16	104,696,432.21	12,251
Yield Supplement Overcollateralization Amount 02/29/16	721,140.23	0
Receivables Balance 02/29/16	105,417,572.44	12,251
Principal Payments	7,214,049.85	303
Defaulted Receivables	259,686.59	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/16	627,797.13	0
Pool Balance at 03/31/16	97,316,038.87	11,930

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	13.71%

Prepayment ABS Speed	1.32%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.74%
Weighted Average APR, Yield Adjusted	4.62%
Weighted Average Remaining Term	24.90

Delinquent Receivables:
Past Due 31-60 days	1,904,963.84	161
Past Due 61-90 days	260,807.82	29
Past Due 91-120 days	68,594.77	7
Past Due 121+ days	0.00	0
Total	2,234,366.43	197

Total 31+ Delinquent as % Ending Pool Balance	2.30%

Recoveries	223,609.63

Aggregate Net Losses/(Gains) - March 2016	36,076.96

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.41%
Prior Net Losses Ratio	2.31%
Second Prior Net Losses Ratio	1.10%
Third Prior Net Losses Ratio	1.32%
Four Month Average	1.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.32%

Flow of Funds	$ Amount

Collections	7,754,204.59
Advances	(2,222.53)
Investment Earnings on Cash Accounts	2,251.73
Servicing Fee	(87,847.98)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,666,385.81

Distributions of Available Funds
(1) Class A Interest	56,266.95
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	384,411.89
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,995,981.45
(7) Distribution to Certificateholders	217,056.75
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,666,385.81

Servicing Fee	87,847.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 03/15/16	97,700,450.76
Principal Paid	7,380,393.34
Note Balance @ 04/15/16	90,320,057.42

Class A-1
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-2
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-3
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-4
Note Balance @ 03/15/16	83,358,450.76
Principal Paid	7,380,393.34
Note Balance @ 04/15/16	75,978,057.42
Note Factor @ 04/15/16	70.6674021%

Class B
Note Balance @ 03/15/16	14,342,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	14,342,000.00
Note Factor @ 04/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	68,935.72
Total Principal Paid	7,380,393.34
Total Paid	7,449,329.06

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.81000%
Interest Paid	56,266.95
Principal Paid	7,380,393.34
Total Paid to A-4 Holders	7,436,660.29

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1008043
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7923050
Total Distribution Amount	10.8931093

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.5233405
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	68.6452434
Total A-4 Distribution Amount	69.1685839

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	52.09
Noteholders' Principal Distributable Amount	947.91

Account Balances	$ Amount

Advances
Balance as of 02/29/16	17,927.67
Balance as of 03/31/16	15,705.14
Change	(2,222.53)

Reserve Account
Balance as of 03/15/16	1,748,995.36
Investment Earnings	444.45
Investment Earnings Paid	(444.45)
Deposit/(Withdrawal)	-
Balance as of 04/15/16	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36